Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Movement of Valuation Allowances [Roll Forward]
At the beginning of the year	$ 668	$ 548	$ 567
Current year (reduction) addition	(116)	120	(19)
At the end of the year	$ 552	$ 668	$ 548